Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
INVESCO International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may invest up to 100% of its net assets in foreign securities. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.

The Fund can invest in derivative instruments, including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and that are trading at compelling valuations. The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential return on invested capital, which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving return on invested capital, quality management, a strong competitive position and is trading at an attractive valuation.

		The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.

Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK), would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

		Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

		Updated performance information is available on the Fund's website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
2010	rr_AnnualReturn2010	5.59%
2011	rr_AnnualReturn2011	(14.27%)
2012	rr_AnnualReturn2012	13.86%
2013	rr_AnnualReturn2013	11.07%
2014	rr_AnnualReturn2014	(1.02%)
2015	rr_AnnualReturn2015	(2.95%)
2016	rr_AnnualReturn2016	2.98%
2017	rr_AnnualReturn2017	24.45%
2018	rr_AnnualReturn2018	(21.71%)
2019	rr_AnnualReturn2019	25.09%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 15.86% Worst Quarter (ended September 30, 2011): -19.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
INVESCO International Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 658
3 Years	rr_ExpenseExampleYear03	995
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,365
1 Year	rr_ExpenseExampleNoRedemptionYear01	658
3 Years	rr_ExpenseExampleNoRedemptionYear03	995
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,365
1 Year	rr_AverageAnnualReturnYear01	18.10%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
INVESCO International Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	$ 290
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,705
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,705
1 Year	rr_AverageAnnualReturnYear01	22.99%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2000
INVESCO International Core Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,189
1 Year	rr_AverageAnnualReturnYear01	24.73%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2003
INVESCO International Core Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,644
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	720
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,644
1 Year	rr_AverageAnnualReturnYear01	25.29%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
INVESCO International Core Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,920
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	851
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,920
1 Year	rr_AverageAnnualReturnYear01	25.09%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 1998
INVESCO International Core Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,320
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	327
5 Years	rr_ExpenseExampleNoRedemptionYear05	584
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,320
1 Year	rr_AverageAnnualReturnYear01	25.30%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
INVESCO International Core Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,320
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	327
5 Years	rr_ExpenseExampleNoRedemptionYear05	584
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,320
1 Year	rr_AverageAnnualReturnYear01	25.30%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2012
INVESCO International Core Equity Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.45%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 1998
INVESCO International Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 1998
INVESCO International Core Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.50%
INVESCO International Core Equity Fund | Lipper International Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.56%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	5.02%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[3]	"10 Years” performance includes returns of the Fund’s Investor Class shares at net asset value and includes the 12b-1 fees applicable to that class. Investor Class shares’ performance reflects any applicable fee waivers or expense reimbursements.